UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A

                        Form 13F CONFIDENTIAL COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT FEBRUARY 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2006.

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment    [x];      Amendment Number:1
         This Amendment (Check only one.):       [ ] is a restatement
                                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address:          745 Seventh Avenue
                  New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James J. Killerlane III
Title:            Vice President
Phone:            212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
May 15, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                              FORM 13F SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:          1

         Form 13F Information Table Entry Total:     1

         Form 13F Information Table Value Total      16,132
                                                     (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.         Form 13F File Number            Name
            1           28-1159                         Lehman Brothers Inc.


         Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.



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



                                 TITLE OF            VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP     (X$1000)   PRN AMT PRN CALL DISCRETION MANAGERS     SOLE   SHARED     NONE

-------------------------------- -------- --------- --------   ------- --- ---- ---------- -------- -------- -------- --------
ABGENIX INC                      COMMON   00339B107    16132    750000 SH       DEFINED    01         750000        0        0
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